OPERATING SEGMENTS (Tables)	12 Months Ended
Dec. 31, 2025
OPERATING SEGMENTS
Schedule of revenue, depreciation and amortization, selling and marketing expenses and operating profit (loss) per segment

	Solutions	Platform	Unallocated	Total
For the year ended December 31, 2025
Subscriptions	$18,002	$—	$—	$18,002
SaaS related professional services	1,577	—	—	1,577
Transactional Platforms fees	—	9,881	—	9,881
Total revenue	$19,579	$9,881	$—	$29,460
Depreciation and amortization	$1,782	$1,667	$—	$3,449
Selling and Marketing	$7,543	$6,654	$1,006	$15,203
Operating loss	$(2,137)	$(8,949)	$(8,070)	$(19,156)

For the year ended December 31, 2024
Subscriptions	$14,861	$—	$—	$14,861
SaaS related professional services	537	—	—	537
Transactional Platforms fees	—	8,387	—	8,387
Total revenue	$15,398	$8,387	$—	$23,785
Depreciation and amortization	$1,464	$1,619	$—	$3,083
Selling and Marketing	$5,411	$7,562	$907	$13,880
Operating loss	$(1,802)	$(14,247)	$(6,898)	$(22,947)

	Solutions	Platform	Unallocated	Total
For the year ended December 31, 2023
Subscriptions	$12,663	$—	$—	$12,663
SaaS related professional services	534	—	—	534
Transactional Platforms fees	—	7,084	—	7,084
Total revenue	$13,197	$7,084	$—	$20,281
Depreciation and amortization	$1,031	$1,631	$129	$2,791
Selling and Marketing	$3,586	$9,462	$1,336	$14,384
Operating profit (loss)	$1,882	$(11,364)	$(68,318)	$(77,800)

Schedule of geographic information on revenue

	Solutions	Platform	Total
For the year ended December 31, 2025
Europe	$8,696	$242	$8,938
Hong Kong	309	4,687	4,996
United States	8,270	2,748	11,018
Other	2,304	2,204	4,508
	$19,579	$9,881	$29,460

For the year ended December 31, 2024
Europe	$6,818	$58	$6,876
Hong Kong	222	4,284	4,506
United States	6,915	2,247	9,162
Other	1,443	1,798	3,241
	$15,398	$8,387	$23,785

For the year ended December 31, 2023
Europe	$5,184	$—	$5,184
Hong Kong	437	3,389	3,826
United States	6,642	2,244	8,886
Other	934	1,451	2,385
	$13,197	$7,084	$20,281